Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income:
Interest and fees on loans	$ 234,638	$ 262,458	$ 267,692
Interest and dividends on:
Obligations of U.S. Government, its agencies and other securities	50,549	68,873	76,839
Obligations of states and political subdivisions	140	371	786
Other interest income	408	178	200
Total interest and dividend income	285,735	331,880	345,517
Interest on deposits:
Demand and savings deposits	2,483	3,812	5,753
Time deposits	15,921	23,842	36,212
Interest on short-term borrowings	678	823	1,181
Interest on long-term debt	31,338	30,169	28,327
Total interest expense	50,420	58,646	71,473
Net interest income	235,315	273,234	274,044
Provision for loan losses	35,419	63,272	87,080
Net interest income after provision for loan losses	199,896	209,962	186,964
Other income:
Income from fiduciary activities	15,947	14,965	13,874
Service charges on deposit accounts	16,704	18,307	19,717
Net gains on sales of securities	0	28,829	11,864
Other service income	13,631	10,606	13,816
Checkcard fee income	12,541	12,496	11,177
Bank owned life insurance income	4,754	5,089	4,978
ATM fees	2,359	2,703	2,951
Net gain on sale of OREO	4,414	1,312	1,466
OREO devaluations	(6,872)	(8,219)	(13,206)
Gain on sale of Vision business	22,167	0	0
Other	6,758	8,822	8,243
Total other income	92,403	94,910	74,880
Other expense:
Salaries and employee benefits	95,977	102,068	98,315
Data processing fees	3,916	4,965	5,728
Professional fees and services	24,267	21,119	19,972
Net occupancy expense of bank premises	9,444	11,295	11,510
Amortization of intangibles	2,172	3,534	3,422
Furniture and equipment expense	10,788	10,773	10,435
Insurance	5,780	6,821	8,983
Marketing	3,474	2,967	3,656
Postage and telephone	5,983	6,060	6,648
State taxes	3,786	1,544	3,171
Loan put provision	3,299	0	0
OREO expense	4,011	3,266	3,358
Other	15,071	13,905	11,909
Total other expense	187,968	188,317	187,107
Income before income taxes	104,331	116,555	74,737
State income taxes (benefit)	0	6,088	(1,161)
Federal income taxes	25,701	28,327	17,797
Net income	78,630	82,140	58,101
Preferred share dividends and accretion	3,425	5,856	5,807
Income available to common shareholders	$ 75,205	$ 76,284	$ 52,294
Earnings per common share:
Basic (in dollars per share)	$ 4.88	$ 4.95	$ 3.45
Diluted (in dollars per share)	$ 4.88	$ 4.95	$ 3.45